Significant Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Significant Related Party Transactions
7.	SIGNIFICANT RELATED PARTY TRANSACTIONS

a.	Significant intercompany transactions between consolidated entities were as follows:

For the year ended December 31, 2015

	Counterparty	Transactions (Note 1)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$62,952,979	Net 60 days

UMC	UMC-USA	Accounts receivable	7,615,622	—

UMC	UMC GROUP JAPAN	Sales	9,716,823	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	2,299,403	—

WAVETEK	UMC	Sales	928,335	Net 30 days

WAVETEK	UMC	Accounts receivable	128,809	—

HEJIAN	UMC-USA	Sales	657,149	Net 60 days

HEJIAN	UMC-USA	Accounts receivable	108,932	—

HEJIAN	UMC GROUP JAPAN	Sales	151,935	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	16,480	—

For the year ended December 31, 2016

	Counterparty	Transactions (Note 2)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$69,676,143	Net 60 days

UMC	UMC-USA	Accounts receivable	9,122,728	—

UMC	UMC GROUP JAPAN	Sales	4,056,027	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	681,621	—

UMC	USC	Sales	379,332 (Note 4)	Net 30 days
UMC	USC	Accounts receivable	3,091,249	—

UMC	WAVETEK	Sales	148,266	Month-end 30 days

UMC	WAVETEK	Accounts receivable	337	—

HEJIAN	UMC-USA	Sales	429,216	Net 60 days

HEJIAN	UMC-USA	Accounts receivable	99,626	—

HEJIAN	UMC GROUP JAPAN	Sales	161,809	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	30,294	—

For the year ended December 31, 2017

	Counterparty	Transactions (Note 2)
Entity		Account	Amount	Terms (Note 3)
			NT$ (In Thousands)
UMC	UMC-USA	Sales	$59,968,172	Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723	—

UMC	UMC GROUP JAPAN	Sales	4,212,523	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488	—

UMC	USC	Sales	998,899 (Note 5)	Net 30 days

UMC	USC	Accounts receivable	4,790,930	—

UMC	USC	Loan receivable	3,924,360	—

HEJIAN	UMC-USA	Sales	214,147	Net 60 days
HEJIAN	UMC-USA	Accounts receivable	35,498	—

HEJIAN	UMC GROUP JAPAN	Sales	223,740	Net 60 days

HEJIAN	UMC GROUP JAPAN	Accounts receivable	43,332	—

USC	UMC-USA	Sales	241,220	Net 60 days

USC	UMC-USA	Accounts receivable	141,272	—

Note 1:	The significant intercompany transactions listed above include downstream and upstream transactions.

Note 2:	The significant intercompany transactions listed above include downstream transactions.

Note 3:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note 4:	UMC authorized technology licenses to its subsidiary, USC, in the amount of US$0.15 billion, which was recognized as deferred revenue and would be realized over time.

Note 5:	UMC authorized technology licenses to its subsidiary, USC, in the amount of US$0.35 billion, which was recognized as deferred revenue and would be realized over time.

b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its subsidiaries	Associate

JINING SUNRICH SOLARENERGY CORPORATION	Joint venture’s subsidiary

SILICON INTEGRATED SYSTEMS CORP.	The Company’s director

SUBTRON TECHNOLOGY CO., LTD.	Subsidiary’s supervisor

PHOTRONICS DNP MASK CORPORATION	Other related parties

(ii)	Operating revenues

	For the years ended December 31,
	2015	2016	2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$1,132,831	$1,961,451	$1,357,720
Joint ventures	14,224	13,122	12,465
Others	7,228	2,305	30,417

Total	$1,154,283	$1,976,878	$1,400,602

(iii) Accounts receivable, net
		As of December 31,
		2016	2017
		NT$ (In Thousands)	NT$ (In Thousands)
Associates		$138,869	$84,839
Joint ventures		1,012	1,051
Others		86	7,908

Total		139,967	93,798
Less: Allowance for sales returns and discounts		(3,057)	(2,733)

Net		$136,910	$91,065

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end 30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Significant asset transactions

Acquisition of intangible assets

	For the years ended December 31,
	Purchase price
	2015	2016	2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$129,327	$254,611	$322,808

Disposal of available-for-sale financial assets, noncurrent

	Trading Volume (In thousands	Transaction	For the year ended December 31, 2015
	of shares)	underlying	Disposal amount	Disposal gain
			NT$	NT$
			(In Thousands)	(In Thousands)
Associates	336	DRAMEXCHANGE TECH. INC.	$5,400	$2,346

For the year ended December 31, 2016: None.

	Trading Volume (In thousands	Transaction	For the year ended December 31, 2017
	of shares)	underlying	Disposal amount	Disposal loss
			NT$	NT$
			(In Thousands)	(In Thousands)
Others	6,489	ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

(v)	Others

Mask expenditure

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$—	$—	$994,710

Other payables of mask expenditure

	As of December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Others	$—	$—	$580,789

c.	Key management personnel compensation

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Short-term employee benefits	$292,282	$267,501	$271,554
Post-employment benefits	2,953	2,773	3,478
Termination benefits	1,582	939	6,957
Share-based payment	5,772	10	68
Others	1,039	422	294

Total	$303,628	$271,645	$282,351